Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Revenue		$ 386,470		$ 373,473	$ 364,012
(Loss) / income		495,749		(22,211)	450,469
Other comprehensive income		(19,807)		15,359	(6,191)
Total comprehensive income		484,418		17,801	438,647
Depreciation and amortization		34,171		32,092	30,416
Income taxes		4,698		16,675	11,499
Qoros [Member]
Disclosure of associates [line items]
Revenue	[2]	23,852	[1]	349,832	811,997
(Loss) / income	[2],[3]	(52,089)	[1]	(312,007)	(330,023)
Other comprehensive income	[2],[3]	(3)	[1]	(8)	(23)
Total comprehensive income	[2]	(52,092)	[1]	(312,015)	(330,046)
Kenon's share of comprehensive income	[2]	(6,251)	[1]	(37,442)	(79,211)
Adjustments	[2]	3	[1]	386	873
Kenon's share of comprehensive income presented in the books	[2]	(6,248)	[1]	(37,056)	(78,338)
Depreciation and amortization		13,000		172,000	129,000
Interest income		1,000		6,000	5,000
Interest expense		18,000		49,000	42,000
Income taxes				33,000	142,000
ZIM [Member]
Disclosure of associates [line items]
Revenue		3,991,696		3,299,761	3,247,864
(Loss) / income	[3]	517,961		(18,149)	(125,653)
Other comprehensive income	[3]	5,854		(9,999)	(6,057)
Total comprehensive income		523,815		(28,148)	(131,710)
Kenon's share of comprehensive income		167,621		(9,007)	(42,147)
Adjustments		1,394		1,432	13,290
Kenon's share of comprehensive income presented in the books		$ 169,015		$ (7,575)	$ (28,857)

[1]	The 2020 equity accounted results reflect Kenon's share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020.
[2]	The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand (2019: $172 million, $6 million, $49 million and $33 thousand; 2018: $129 million, $5 million, $42 million and $142 thousand) respectively.
[3]	Excludes portion attributable to non-controlling interest.